Commitments (Details) € in Thousands, $ in Thousands						1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 18, 2022	May 18, 2022 shares	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	May 31, 2022	Jun. 30, 2021 patient	Jan. 31, 2019	Jul. 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) lease shares	Dec. 31, 2023 EUR (€) lease shares	Dec. 31, 2020 USD ($)	Dec. 31, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of contingent liabilities [line items]
EIB loan guarantee (as a percent)											20.00%	20.00%
Number of short term leases | lease											1	1
Annual short term lease expense											$ 130
Annual lease expense | €												€ 10
Contractual capital commitments															$ 750
Prepaid expenses | €														€ 2,560		€ 2,981
Milestone payment upon second regulatory approval															$ 750
Trade receivables | €														905		101
BSA | Kepler Cheuvreux Subscription Agreement PACEO
Disclosure of contingent liabilities [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares		5,200,000									5,200,000	5,200,000
Underwriting agreement, maximum period						24 months					24 months	24 months
Underwriting agreement, maximum discount						5.00%
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients | patient							312
Contractual capital commitments					$ 11,000
Upfront payment				$ 1,000	$ 1,000
Milestone payment, deferment period								6 months
Prepaid expenses | €														1,200		€ 1,500
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Upfront payment											$ 6,500
Milestone payment upon receipt of clinical study reports										$ 1,000	1,000
Milestone payment upon second regulatory approval										$ 5,000	5,000
Royalties agreement, period										10 years
Janssen
Disclosure of contingent liabilities [line items]
Trade receivables											$ 20,000
Janssen | NBTXR3
Disclosure of contingent liabilities [line items]
Trade receivables | €														800
EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period	6 years		6 years						6 years
Minimum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €														€ 35,000
Maximum | Event One
Disclosure of contingent liabilities [line items]
Milestone payment increase													$ 2,200
Maximum | Event Two
Disclosure of contingent liabilities [line items]
Milestone payment increase													$ 16,400